Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 172,493	$ 9,393	$ 13,026
Less: allowance for expected credit loss	(18)	(19)	(26)
Total accounts receivable net	$ 172,475	$ 9,374	$ 13,000